RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions	4 Months Ended	12 Months Ended
	Apr. 15, 2021 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2020 USD ($)
Golar Partners
Related Party Transaction [Line Items]
Guarantor obligations, maximum exposure, undiscounted		$ 20.0
The Cool Pool | Voyage, charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	$ 2.9		$ 2.1
The Cool Pool | Net (loss)/income from discontinued operations
Related Party Transaction [Line Items]
Operating expenses		$ 4.8
CoolCo
Related Party Transaction [Line Items]
Number of vessels | vessel		8
Sublease income		$ 0.4
Employee benefits and share-based compensation		0.1
Related party transaction, expenses from transactions with related party		$ 0.1
Golar Partners
Related Party Transaction [Line Items]
Dividends received	0.5		10.5
Golar Partners | Disposal costs indemnification
Related Party Transaction [Line Items]
Related party costs	0.1		0.4
Golar Partners | Hilli LLC
Related Party Transaction [Line Items]
Payments of dividends	$ 7.2		19.4
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party			$ 0.1